Property, Plant and Equipment - Schedule of Reconciliation of the Carrying Value of Property, Plant and Equipment (Details) - ZAR (R) R in Thousands		12 Months Ended
		Feb. 28, 2026	Feb. 28, 2025
Right-of-use assets
Total		R 3,150,690	R 2,508,215
Owned assets [Member]
Schedule of Reconciliation of the Carrying Value of Property, Plant and Equipment [Line Items]
Beginning balance		2,295,007	1,843,694
Additions		1,157,969	1,022,371
Transfer between categories			5,674
Transfer between asset classes		56,146
Reclassification	[1]	137,049
Disposals		(2,642)	(8,491)
Depreciation		(725,964)	(537,606)
Translation adjustments		(52,528)	(30,635)
Ending balance		2,865,037	2,295,007
Right-of-use-assets [Member]
Schedule of Reconciliation of the Carrying Value of Property, Plant and Equipment [Line Items]
Beginning balance		213,208	189,100
Additions		167,745	108,525
Transfer between categories			(5,674)
Disposals		(1,930)	(5,271)
Depreciation		(88,310)	(68,881)
Translation adjustments		(5,060)	(4,591)
Ending balance		285,653	213,208
Right-of-use assets
Total		3,150,690	2,508,215
Land and Property [Member] | Reconciliation of the carrying value of property, plant and equipment [Member]
Right-of-use assets
Total	[2]	536,302	536,620
Land and Property [Member] | Owned assets [Member] | Reconciliation of the carrying value of property, plant and equipment [Member]
Schedule of Reconciliation of the Carrying Value of Property, Plant and Equipment [Line Items]
Beginning balance	[2]	445,046	122,717
Additions	[2]	22,162	11,578
Transfer between categories	[2]		322,350
Transfer between asset classes
Disposals	[2]		(1,509)
Depreciation	[2]	(13,436)	(9,655)
Translation adjustments	[2]	(756)	(435)
Ending balance	[2]	453,016	445,046
Land and Property [Member] | Right-of-use-assets [Member]
Right-of-use assets
Total	[2]	536,302	536,620
Land and Property [Member] | Right-of-use-assets [Member] | Reconciliation of the carrying value of property, plant and equipment [Member]
Schedule of Reconciliation of the Carrying Value of Property, Plant and Equipment [Line Items]
Beginning balance	[2]	91,574	113,092
Additions	[2]	36,523	24,894
Transfer between categories	[2]
Disposals	[2]	(436)	(3,220)
Depreciation	[2]	(40,093)	(39,806)
Translation adjustments	[2]	(4,282)	(3,386)
Ending balance	[2]	83,286	91,574
Plant, equipment and vehicles [Member] | Reconciliation of the carrying value of property, plant and equipment [Member]
Right-of-use assets
Total		249,385	172,312
Plant, equipment and vehicles [Member] | Owned assets [Member] | Reconciliation of the carrying value of property, plant and equipment [Member]
Schedule of Reconciliation of the Carrying Value of Property, Plant and Equipment [Line Items]
Beginning balance		50,735	34,470
Additions		14,075	25,962
Transfer between categories			5,674
Transfer between asset classes
Disposals		(2,380)	(2,100)
Depreciation		(14,441)	(12,576)
Translation adjustments		(962)	(695)
Ending balance		47,027	50,735
Plant, equipment and vehicles [Member] | Right-of-use-assets [Member]
Right-of-use assets
Total		249,385	172,312
Plant, equipment and vehicles [Member] | Right-of-use-assets [Member] | Reconciliation of the carrying value of property, plant and equipment [Member]
Schedule of Reconciliation of the Carrying Value of Property, Plant and Equipment [Line Items]
Beginning balance		121,577	75,895
Additions		131,222	83,629
Transfer between categories			(5,674)
Disposals		(1,494)	(2,051)
Depreciation		(48,171)	(29,018)
Translation adjustments		(776)	(1,204)
Ending balance		202,358	121,577
IT equipment [Member] | Reconciliation of the carrying value of property, plant and equipment [Member]
Right-of-use assets
Total		57,441	45,579
IT equipment [Member] | Owned assets [Member] | Reconciliation of the carrying value of property, plant and equipment [Member]
Schedule of Reconciliation of the Carrying Value of Property, Plant and Equipment [Line Items]
Beginning balance		45,522	41,337
Additions		43,376	37,336
Transfer between categories
Transfer between asset classes
Disposals		(262)	(1,257)
Depreciation		(28,803)	(30,615)
Translation adjustments		(2,401)	(1,279)
Ending balance		57,432	45,522
IT equipment [Member] | Right-of-use-assets [Member]
Right-of-use assets
Total		57,441	45,579
IT equipment [Member] | Right-of-use-assets [Member] | Reconciliation of the carrying value of property, plant and equipment [Member]
Schedule of Reconciliation of the Carrying Value of Property, Plant and Equipment [Line Items]
Beginning balance		57	113
Additions			2
Transfer between categories
Disposals
Depreciation		(46)	(57)
Translation adjustments		(2)	(1)
Ending balance		9	57
Capitalized telematics devices – Work-in- Progress [Member] | Reconciliation of the carrying value of property, plant and equipment [Member]
Right-of-use assets
Total		147,207	152,253
Capitalized telematics devices – Work-in- Progress [Member] | Owned assets [Member] | Reconciliation of the carrying value of property, plant and equipment [Member]
Schedule of Reconciliation of the Carrying Value of Property, Plant and Equipment [Line Items]
Beginning balance		152,253	130,511
Additions		144,265	207,584
Transfer between categories		(149,311)	(185,842)
Transfer between asset classes
Disposals
Depreciation
Translation adjustments
Ending balance		147,207	152,253
Capitalized telematics devices – Work-in- Progress [Member] | Right-of-use-assets [Member]
Right-of-use assets
Total		147,207	152,253
Capitalized telematics devices – Work-in- Progress [Member] | Right-of-use-assets [Member] | Reconciliation of the carrying value of property, plant and equipment [Member]
Schedule of Reconciliation of the Carrying Value of Property, Plant and Equipment [Line Items]
Beginning balance
Additions
Transfer between categories
Disposals
Depreciation
Translation adjustments
Ending balance
Capitalized telematics devices – Uninstalled [Member] | Reconciliation of the carrying value of property, plant and equipment [Member]
Right-of-use assets
Total		214,518	259,360
Capitalized telematics devices – Uninstalled [Member] | Owned assets [Member] | Reconciliation of the carrying value of property, plant and equipment [Member]
Schedule of Reconciliation of the Carrying Value of Property, Plant and Equipment [Line Items]
Beginning balance		259,360	215,539
Additions		396,401	325,248
Transfer between categories		(441,243)	(273,443)
Transfer between asset classes
Disposals
Depreciation
Translation adjustments			(7,984)
Ending balance		214,518	259,360
Capitalized telematics devices – Uninstalled [Member] | Right-of-use-assets [Member]
Right-of-use assets
Total		214,518	259,360
Capitalized telematics devices – Uninstalled [Member] | Right-of-use-assets [Member] | Reconciliation of the carrying value of property, plant and equipment [Member]
Schedule of Reconciliation of the Carrying Value of Property, Plant and Equipment [Line Items]
Beginning balance
Additions
Transfer between categories
Disposals
Depreciation
Translation adjustments
Ending balance
Capitalized telematics devices - Installed [Member] | Reconciliation of the carrying value of property, plant and equipment [Member]
Right-of-use assets
Total		1,945,837	1,342,091
Capitalized telematics devices - Installed [Member] | Owned assets [Member] | Reconciliation of the carrying value of property, plant and equipment [Member]
Schedule of Reconciliation of the Carrying Value of Property, Plant and Equipment [Line Items]
Beginning balance		1,342,091	1,032,250
Additions		537,690	359,183
Transfer between categories		590,554	459,285
Transfer between asset classes		56,146
Reclassification	[1]	137,049
Disposals			(3,625)
Depreciation		(669,284)	(484,760)
Translation adjustments		(48,409)	(20,242)
Ending balance		1,945,837	1,342,091
Capitalized telematics devices - Installed [Member] | Right-of-use-assets [Member]
Right-of-use assets
Total		1,945,837	1,342,091
Capitalized telematics devices - Installed [Member] | Right-of-use-assets [Member] | Reconciliation of the carrying value of property, plant and equipment [Member]
Schedule of Reconciliation of the Carrying Value of Property, Plant and Equipment [Line Items]
Beginning balance
Additions
Transfer between categories
Disposals
Depreciation
Translation adjustments
Ending balance
Construction in progress [member] | Reconciliation of the carrying value of property, plant and equipment [Member]
Right-of-use assets
Total				[1],[2]
Construction in progress [member] | Owned assets [Member] | Reconciliation of the carrying value of property, plant and equipment [Member]
Schedule of Reconciliation of the Carrying Value of Property, Plant and Equipment [Line Items]
Beginning balance			266,870	[1],[2]
Additions			55,480	[1],[2]
Transfer between categories			(322,350)	[1],[2]
Transfer between asset classes
Disposals				[1],[2]
Depreciation				[1],[2]
Translation adjustments				[1],[2]
Ending balance				[1],[2]
Construction in progress [member] | Right-of-use-assets [Member]
Right-of-use assets
Total	[2]
Construction in progress [member] | Right-of-use-assets [Member] | Reconciliation of the carrying value of property, plant and equipment [Member]
Schedule of Reconciliation of the Carrying Value of Property, Plant and Equipment [Line Items]
Beginning balance				[1],[2]
Additions				[1],[2]
Transfer between categories				[1],[2]
Disposals				[1],[2]
Depreciation				[1],[2]
Translation adjustments				[1],[2]
Ending balance				[1],[2]

[1]	Included in the “Reclassification” line is a reclassification of accumulated depreciation between capitalized rental units and commission assets relating to prior periods
[2]	Certain freehold land and building of the Group with a carrying amount of ZAR 441.6 million (February 28, 2025: ZAR 429.2 million) were mortgaged to a bank as security for mortgaged loan (Note 15). The freehold land and building are for the new South African central office located at Rosebank, Johannesburg.